OPERATING LEASES - Charterhire and office rent expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019			$ 35,613
2020			35,709
2021			35,613
2022			32,590
2023			28,177
Thereafter			110,357
Total			$ 278,059
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 16,990
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,818
Total minimum lease payments	64,906
Less: Imputed interest	(8,519)
Present value of operating lease liabilities	$ 56,387	$ 198,462